Annual Fund Operating Expenses - Dunham Real Estate Stock Fund	Oct. 01, 2025
Dunham Real Estate Stock Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.42%
Net Expenses (as a percentage of Assets)	1.80%
Dunham Real Estate Stock Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%	[1]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.42%
Net Expenses (as a percentage of Assets)	2.55%
Dunham Real Estate Stock Fund Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.42%
Net Expenses (as a percentage of Assets)	1.55%

[1]	(Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective October 1, 2025. The Management fees assume the Sub-Adviser’s base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 45 bps (0.45%) and can range from 0.05% to 0.85%, based on the Fund’s performance relative to the Dow Jones Global Select REIT Total Return Net Index.